Employee Benefits	12 Months Ended
Dec. 31, 2015
Employee Benefits
Employee Benefits

Note 9

Employee Benefits

Seaboard maintains two defined benefit pension plans (the  “Plans”) for its domestic salaried and clerical employees. The Plans generally provide eligibility for participation after one year of service upon attaining the age of 21. Effective January 1, 2014, newly hired employees do not qualify for participation. Benefits are generally based upon the number of years of service and a percentage of final average pay.

Seaboard has historically based pension contributions on minimum funding standards to avoid the Pension Benefit Guaranty Corporation (“PBGC”) variable rate premiums established by the Employee Retirement Income Security Act (“ERISA”) of 1974. During the third quarter of 2013, Seaboard completed future funding analyses for these plans and in September 2013 made a deductible contribution of $10 million for the 2012 plan year, principally to avoid future PBGC variable rate premiums established pursuant to the ERISA. Management did not make any contributions in 2015 and 2014 and currently does not plan on making any contributions to the Plans in 2016.

Seaboard has separate investment policies for each plan. The difference in target allocation percentages are based on one plan having more current retirees and thus a more conservative portfolio versus the other plan, which can assume greater risk as it will have a longer investment time horizon. In July 2013, Seaboard modified its investment policy for each plan by decreasing the percentage of fixed income investments of the total for its allocation targets and actual investment composition within each plan. Assets are invested in the Plans to achieve a diversified target allocation of approximately 40%-50% in domestic equities, 20%-25% in international equities, 10%-25% in fixed income securities and 10%-15% in alternative investments. The investment strategy provides investment managers’ discretion, and is periodically reviewed by management for adherence to policy and performance against benchmarks.

As described in Note 8 to the Consolidated Financial Statements, GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following tables show the Plans’ assets measured at estimated fair value as of December 31, 2015 and 2014, respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	Balance
	December 31,
(Millions of dollars)	2015	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$64	$64	$—	$—
Foreign equity securities	27	27	—	—
Real estate mutual fund	8	8	—	—
Fixed income mutual funds	5	5	—	—
Commodity mutual funds	2	2	—	—
Money market funds	2	2	—	—
International fixed income mutual funds	1	1	—	—
Other	5	—	5	—
Total Assets	$114	$109	$5	$—

	Balance
	December 31,
(Millions of dollars)	2014	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$67	$67	$—	$—
Foreign equity securities	28	28	—	—
Real estate mutual fund	9	9	—	—
Fixed income mutual funds	4	4	—	—
Commodity mutual funds	4	4	—	—
International fixed income mutual funds	3	3	—	—
Money market funds	2	2	—	—
Other	5	—	5	—
Total Assets	$122	$117	$5	$—

Seaboard also sponsors non-qualified, unfunded supplemental executive plans, and has certain individual, non-qualified, unfunded supplemental retirement agreements for certain retired employees. The unamortized prior service cost is being amortized over the average remaining working lifetime of the active participants for these plans. Management has no plans to provide funding for these supplemental executive plans in advance of when the benefits are paid.

Assumptions used in determining pension information for all of the above plans were:

	Years ended December 31,
	2015			2014			2013
Weighted-average assumptions
Discount rate used to determine obligations	3.20	-	4.80%	3.15	-	4.40%	3.55	-	5.20%
Discount rate used to determine net periodic benefit cost	2.70	-	4.40%	3.55	-	5.20%	2.50	-	4.15%
Expected return on plan assets	6.75	-	7.50%	7.00	-	8.00%	6.50	-	7.25%
Long-term rate of increase in compensation levels			4.00%			4.00%			4.00%

Management selected the discount rate based on a model-based result where the timing and amount of cash flows approximates the estimated payouts. The expected returns on the Plans’ assets assumption are based on the weighted average of asset class expected returns that are consistent with historical returns. The assumed rate selected was based on model-based results that reflect the Plans’ asset allocation and related long-term projected returns. The measurement date for all plans is December 31. The unrecognized net actuarial losses are generally amortized over the average remaining working lifetime of the active participants for all of these plans.

The changes in the plans’ benefit obligations and fair value of assets for the Plans, supplemental executive plans and retirement agreements and the funded status were as follows:

	December 31,
(Millions of dollars)	2015	2014
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$257	$203
Service cost	10	8
Interest cost	10	10
Actuarial losses (gains)	(18)	44
Benefits paid	(8)	(7)
Other	(2)	(1)
Benefit obligation at end of year	$249	$257
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$122	$120
Actual return on plan assets	(4)	7
Employer contributions	4	3
Benefits paid	(8)	(7)
Other	—	(1)
Fair value of plan assets at end of year	$114	$122
Funded status	$(135)	$(135)

The net funded status of the Plans was  $(50) million and  $(48) million at December 31, 2015 and 2014, respectively. The benefit obligation decreased primarily due to an increase in discount rates for all plans. The accumulated benefit obligation for the Plans was $143 million and $144 million and for all the other plans was $73 million and $73 million at  December 31, 2015 and 2014, respectively. Expected future net benefit payments for all plans during each of the next five years and in aggregate for the five year period beginning with the sixth year are as follows: $12 million, $12 million, $14 million, $13 million, $15 million and $85 million, respectively.

In late April 2013, Mr. Joseph E. Rodrigues, Seaboard’s board member and retired former Executive Vice President and Treasurer of Seaboard Corporation, passed away. During retirement, Mr. Rodrigues received retirement payments under an individual, non-qualified, unfunded supplemental retirement agreement. Upon his death, this agreement terminated which eliminated the remaining accrued pension liability. This resulted in a one-time agreement termination gain of $3 million, or $2 million net of tax, which was recognized in net earnings in addition to a gain of $2 million, or $1 million net of tax, from the elimination of unrecognized pension cost in other comprehensive income in 2013.

The net periodic cost of benefits of these plans was as follows:

	Years ended December 31,
(Millions of dollars)	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$10	$8	$9
Interest cost	10	10	8
Expected return on plan assets	(8)	(9)	(6)
Amortization and other	5	2	6
Agreement termination gain	(1)	—	(3)
Net periodic benefit cost	$16	$11	$14

The amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (“AOCL”) before taxes at December 31, 2015 and 2014 are $72 million and $86 million, respectively. Such amounts primarily represent accumulated losses, net of gain. The amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2016 are $4 million.

Seaboard participates in a multi-employer pension fund, the United Food and Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement. This fund’s employer identification number is 51-6055922, and this plan’s number is 001. For the plan year beginning July 1, 2015, this plan’s “zone status” is green and is not subject to a funding improvement plan. Seaboard is required to make contributions to this plan in amounts established under the collective bargaining agreement that expires in July 2019. Contribution expense for this plan was $1 million, $1 million and $1 million for the years ended December 31, 2015, 2014 and 2013, respectively, which represents less than five percent of total contributions to this plan. The applicable portion of the total plan benefits and net assets of this plan is not separately identifiable, although Seaboard has received notice that, under certain circumstances, it could be liable for unfunded vested benefits or other expenses of this jointly administered union plan. Seaboard has not established any liabilities for potential future withdrawal, as such withdrawal from this plan is not probable.

Seaboard maintains a defined contribution plan covering most of its domestic salaried and clerical employees. In 2015,  2014 and 2013, Seaboard contributed to this plan an amount equal to 50% of the first 6% of each employee’s contributions to the plan. Employee vesting is based upon years of service, with 20% vested after one year of service and an additional 20% vesting with each additional complete year of service. Contribution expense for this plan was $2 million, $2 million and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Seaboard has a deferred compensation plan which allows certain employees to reduce their compensation in exchange for values in various investments. Seaboard also has an Investment Option Plan which allowed certain employees to reduce their compensation in exchange for an option to acquire interests measured by reference to three investments. However, as a result of U.S. tax legislation passed in 2004, reductions to compensation earned after 2004 are no longer allowed under the Investment Option Plan. The exercise price for each investment option was established based upon the fair market value of the underlying investment on the date of grant. Under both plans, Seaboard contributes 3% of the employees’ reduced compensation. Seaboard’s expense for these two deferred compensation plans, which primarily includes amounts related to the change in fair value of the underlying investment accounts, was $3 million and $6 million for the years ended December 31, 2014 and 2013, respectively. The change in fair value of these investment accounts was not material for 2015. Included in other liabilities at December 31, 2015 and 2014 are $38 million and $43 million, respectively, representing the market value of the payable to the employees upon distribution or exercise for each plan. In conjunction with these plans, Seaboard purchased the specified number of units of the employee-designated investment, plus the applicable option price for the Investment Option Plan. These investments are treated as trading securities and are stated at their fair market values. Accordingly, as of December 31, 2015 and 2014,  $43 million and $48 million, respectively, were included in other current assets on the Consolidated Balance Sheets. Investment income related to the mark-to-market of these investments for 2014 and 2013 totaled  $3 million and $6 million, respectively. The change in fair value of these investment accounts was not material for 2015.